Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Revenue		$ 3,874	$ 9,370
Cost of Revenue		1,812	29,530
Gross profit (loss)		2,062	(20,160)
Operating expenses:
Research and development	[1]	95,408	140,666
Sales and marketing		5,607	17,401
General and administrative	[1],[2]	46,422	85,285
Impairment expense		0	76,889
Goodwill impairment		0	58,251
(Gain) loss on change in fair value of contingent consideration		(23,900)	20,200
Total operating expenses		123,537	398,692
Operating loss		(121,475)	(418,852)
Interest income		1,962	1,748
Interest expense		(3,619)	0
Other income (expense), net		2,118	5,666
Loss on change in fair value of Convertible Notes	[3]	(21,960)	0
Loss on change in fair value of warrants	[4],[5]	(6,529)	0
Loss on extinguishment of debt		(28,873)	0
Loss before taxes		(178,376)	(411,438)
Income tax provision		0	0
Net loss		(178,376)	(411,438)
Launch Services [Member]
Revenue		0	5,899
Cost of Revenue		0	28,193
Gross profit (loss)		0	(22,294)
Space Products [Member]
Revenue		3,874	3,471
Cost of Revenue		1,812	1,337
Gross profit (loss)		$ 2,062	$ 2,134
Common Class A [Member]
Earnings Per Share [Abstract]
Earnings Per Share Basic		$ (9.28)	$ (23.23)
Earnings Per Share Diluted		$ (9.28)	$ (23.23)
Dilutive weighted average common shares outstanding		15,521,073	14,011,861
Basic weighted average common shares outstanding		15,521,073	14,011,861
Common Class B [Member]
Earnings Per Share [Abstract]
Earnings Per Share Basic		$ (9.28)	$ (23.23)
Earnings Per Share Diluted		$ (9.28)	$ (23.23)
Dilutive weighted average common shares outstanding		3,702,613	3,702,613
Basic weighted average common shares outstanding		3,702,613	3,702,613

[1]	The Company recognized compensation expense of $3.7 million and $1.9 million in General and administrative and Research and development, respectively, representing the excess of the fair value of the Convertible Notes and Company Warrants issued to our CEO and CTO, respectively, over the cash consideration paid for the Convertible Notes and Company Warrants.
[2]	The Company made purchases of $1.0 million from a related party during the year ended December 31, 2022.
[3]	The Company incurred losses on changes in fair value of the Convertible Notes held by the CEO and CTO of $2.5 million and $1.2 million, respectively.
[4]	The CEO and CTO hold Convertible Notes whose fair values were $7.1 million and $3.6 million, respectively as of December 31, 2023. The Company incurred losses on changes in fair value of the Convertible Notes held by the CEO and CTO of $2.5 million and $1.2 million respectively.
[5]	The Company incurred losses on change in fair value of Company Warrants held by the CEO and CTO of $0.6 million and $0.3 million, respectively.